COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 7 - COMMITMENTS:

a.	Royalty Commitments:

1)	The Company is obligated to pay royalties to the IIA on proceeds from the sale of products developed from research and development activities that were funded, partially, by grants from the IIA.

Under the specific terms of the funding arrangements with the IIA, royalties of 3.5% to 25% are payable on the sale of products developed with funding received from the IIA, which payments shall not exceed, in the aggregate, 300% of the amount of the grant received (dollar linked), plus interest at annual rate based on the 12-month SOFR rate as published by CME Group on the first day of commerce or any other body certified by the Federal Reserve, or according to an alternative bulletin as published by the Bank of Israel.

Up to December 31, 2024, the Company had recognized and received grants from the IIA in the aggregate amount of $1,430 (no grants were received in the years ended December 31, 2022, 2023 and 2024). Through December 31, 2024, the Company recorded an accumulated royalty expense of $2,228 as royalties to the IIA with respect to revenue recognized through December 31, 2024 ($39, $37 and $36 were recorded in 2022, 2023 and 2024 accordingly, as an expense in the consolidated statements of operations).

2)
The Company has an agreement, that was amended several times (hereafter — the agreements) with Yissum Research Development Company (hereafter — “Yissum”), the technology-licensing arm of the Hebrew University of Jerusalem.

According to the agreements, the Company received from Yissum an exclusive and a non-exclusive license for the commercialization of certain Yissum patents. According to the agreements the Company shall pay Yissum:

Royalties of 1.5% of net sales related to certain patents. 1.5% – 8% of proceeds received by the Company for the sublicense or license of certain patents.

Royalty expenses in immaterial amounts were recorded in 2022, 2023 and 2024 in respect of these agreements.

According to the agreements, the Company may continue commercial use of certain Yissum’s patents in connection with the products and subject to the obligation to pay Yissum the royalties and the sub-license fees.

The Company granted rights to a third party for use and commercialization of certain Yissum patents.

b.	As to collaboration agreements, see detailed information in Note 8.